Derivatives and Hedging - Notional and fair values of derivative instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Other Current Assets
Derivative [Line Items]
Derivative assets	$ 7	$ 3
Other Noncurrent Assets
Derivative [Line Items]
Derivative assets	11	15
Other Current Liabilities
Derivative [Line Items]
Derivative liabilities	1	5
Other Noncurrent Liabilities
Derivative [Line Items]
Derivative liabilities		3
Accounted for as hedges | Gross foreign exchange contracts
Derivative [Line Items]
Derivative, Notional Amount	579	646
Derivative assets	16	17
Derivative liabilities	1	2
Not accounted for as hedges
Derivative [Line Items]
Derivative, Notional Amount	876	915
Derivative assets	18	18
Derivative liabilities	1	8
Not accounted for as hedges | Gross foreign exchange contracts
Derivative [Line Items]
Derivative, Notional Amount	297	269
Derivative assets	2	1
Derivative liabilities	$ 0	$ 6
Derivative term of contract (in days)	30 days